TRADE RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Trade receivables
Ordinary receivables	$ 167,254	$ 164,280
Companies under section 33 - Law No. 19,550 and related parties (Note 27.b)	693	701
Contractual asset IFRS 15	44	78
Allowance for doubtful accounts	(35,123)	(47,920)
Total current trade receivables	132,868	117,139
Non-current Trade receivables
Ordinary receivables	235	345
Contractual asset IFRS 15	17	23
Non-current trade receivables	252	368
Total trade receivables, net	$ 133,120	$ 117,507